Finance debt - Reconciliation of cash flow from financing activities to finance line items in balance sheet (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ 28,569	$ 25,725
Transfer to current portion	0	0
Effects of exchange rate changes	1,064	(101)
Divdend declared	1,833	3,453
Cash flows provided by/(used in) financing activities	2,991	(5,496)	$ (5,024)
Other changes	1,480	4,988
Liabilities arising from financing activities, ending balance	35,937	28,569	25,725
Non-current finance debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	21,754	22,889
Transfer to current portion	(1,974)	(1,322)
Effects of exchange rate changes	1,049	(108)
Cash flows provided by/(used in) financing activities	8,347	984
Other changes	(58)	(689)
Liabilities arising from financing activities, ending balance	29,118	21,754	22,889
Current finance debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	2,939	2,406
Transfer to current portion	1,974	1,322
Effects of exchange rate changes	0	0
Cash flows provided by/(used in) financing activities	(346)	(1,487)
Other changes	24	698
Liabilities arising from financing activities, ending balance	4,591	2,939	2,406
Financial receivable collaterals [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(634)	(591)
Cash flows provided by/(used in) financing activities	(329)	(32)
Other changes	(4)	(11)
Liabilities arising from financing activities, ending balance	(967)	(634)	(591)
Additional paid in capital share based payment/treasury shares [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(708)	(196)
Cash flows provided by/(used in) financing activities	(1,059)	(514)
Other changes	179	2
Liabilities arising from financing activities, ending balance	(1,588)	(708)	(196)
Non-controling interest [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	20	19
Cash flows provided by/(used in) financing activities	(16)	(7)
Other changes	15	8
Liabilities arising from financing activities, ending balance	19	20	19
Dividend payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	859	766
Effects of exchange rate changes	15	7
Divdend declared	1,833	3,453
Cash flows provided by/(used in) financing activities	(2,330)	(3,342)
Other changes	(20)	(25)
Liabilities arising from financing activities, ending balance	357	859	766
Total excluding Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	24,230	25,293
Transfer to current portion	0	0
Effects of exchange rate changes	1,064	(101)
Divdend declared	1,833	3,453
Cash flows provided by/(used in) financing activities	4,268	(4,398)
Other changes	136	(17)
Liabilities arising from financing activities, ending balance	31,531	24,230	25,293
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	4,339	4,660
Effects of exchange rate changes	31	(47)
Cash flows provided by/(used in) financing activities	(1,277)	(1,098)
Other changes	1,344	5,005
Liabilities arising from financing activities, ending balance	$ 4,406	4,339	4,660
Lease liabilities [member] | Previously stated [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance		$ 432
Liabilities arising from financing activities, ending balance			$ 432